INCOME TAXES (Details 4)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Deferred income tax assets:
Tax loss carryforwards		2,876,488	479,411
Property and equipment, net		1,709,276	1,859,136
Allowance for doubtful accounts		1,592,868	912,399
Write-down of inventories		317,163	579,644
Accrued expenses and other payables		3,796,164	4,021,629
Total gross deferred income tax assets		10,291,959	7,852,219
Less: valuation allowance		(921,751)	(1,657,524)
Net deferred income tax assets		9,370,208	6,194,695
Intangible assets acquired in JDX acquisition:
Customer relationships		195,452	241,494
Total gross deferred income tax liabilities		195,452	241,494
Net deferred income tax assets		9,174,756	5,953,201
Deferred income tax assets
Current deferred income tax assets, included in prepaid expenses and other current assets		7,524,161	4,233,996
Non-current deferred income tax assets, included in other assets		1,709,276	1,859,136
Non-current deferred income tax liabilities	(9,448)	(58,681)	(139,931)
Net deferred income tax assets		9,174,756	5,953,201